UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-4915

                          DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

  200 South Wacker Drive, Suite 500, Chicago, Illinois             60606

(Address of principal executive offices)                 (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code:        (312) 263-2610

Date of fiscal year end:      October 31

Date of reporting period:      July 31, 2018

Item 1.           Schedule of Investments.

                       See the Statement of Net Assets below.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS
JULY 31, 2018
(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS--118.7%

	ELECTRIC, GAS AND WATER--82.2%
2,533,240	Alliant Energy Corp.(a)	$108,853,323
1,688,000	Ameren Corp.(a)(b)	104,757,280
1,041,000	American Electric Power Co., Inc.(a)	74,056,740
1,000,000	American Water Works Co.(a)(b)	88,250,000
732,000	Atmos Energy Corp.(a)	67,248,840
3,071,300	CenterPoint Energy, Inc.(a)	87,470,624
2,397,000	CMS Energy Corp.(a)	115,870,980
864,000	Dominion Energy, Inc.	61,957,440
955,000	DTE Energy Co.(a)(b)	103,655,700
1,000,000	Edison International	66,630,000
1,296,855	Emera Inc. (Canada)	41,983,440
1,592,441	Evergy, Inc.(a)(b)	89,320,016
1,719,400	Eversource Energy(a)(b)	104,401,968
653,700	NextEra Energy, Inc.(a)(b)	109,520,898
1,010,250	Nextera Energy Partners, LP	47,552,468
2,270,000	NiSource Inc.	59,428,600
800,000	Northwest Natural Gas Co.	52,120,000
2,300,000	OGE Energy Corp.(a)(b)	83,352,000
576,000	ONE Gas, Inc.	44,375,040
1,000,000	Pinnacle West Capital Corp.(a)	80,430,000
1,800,000	Public Service Enterprise Group Inc.(a)	92,808,000
900,000	Sempra Energy(a)	104,031,000
1,500,000	South Jersey Industries, Inc.	50,895,000
2,000,000	Southern Co.(a)(b)	97,200,000
903,000	Spire Inc.	64,654,800
865,000	Vectren Corp.(a)(b)	61,821,550
1,500,000	WEC Energy Group, Inc.(a)	99,555,000
2,000,000	Xcel Energy Inc.(a)	93,720,000
		2,255,920,707

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS – (Continued)
JULY 31, 2018
(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--23.3%
184,729	Andeavor Logistics LP	$8,412,559
595,765	Antero Midstream GP LP	11,450,603
435,000	Antero Midstream Partners LP	14,372,400
138,940	Cheniere Energy Partners, LP	5,307,508
501,000	DCP Midstream LP	22,284,480
1,119,300	Enbridge Inc. (Canada)	39,656,799
880,032	Energy Transfer Equity LP	16,025,383
1,327,367	Energy Transfer Partners LP	27,821,612
1,080,000	EnLink Midstream Partners LP	16,826,400
1,276,000	Enterprise Products Partners LP	37,004,000
425,000	EQT GP Holdings, LP	9,430,750
545,000	GasLog Partners LP (Marshall Islands)	13,706,750
2,180,026	Kinder Morgan, Inc.(a)	38,760,862
347,090	Magellan Midstream Partners LP	24,907,178
727,185	MPLX LP	26,491,350
130,444	Noble Midstream Partners LP	6,920,054
312,150	ONEOK, Inc.	21,987,846
717,000	Pembina Pipeline Corp. (Canada)	25,772,350
323,419	Phillips 66 Partners LP	17,351,429
978,900	Plains All American Pipeline, LP	24,257,142
430,625	Shell Midstream Partners LP	9,775,188
395,000	Spectra Energy Partners, LP	14,603,150
1,168,305	Tallgrass Energy, LP	27,256,556
545,120	Targa Resources Corp.	27,839,278
1,375,500	TransCanada Corp. (Canada)(a)	61,828,725
195,440	Valero Energy Partners LP	7,653,430
671,460	Westlake Chemical Partners LP	17,760,117
362,000	Western Gas Partners LP	18,509,060
791,500	The Williams Companies, Inc.	23,547,125
500,000	Williams Partners LP	22,515,000
		640,035,084

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS – (Continued)
JULY 31, 2018
(Unaudited)

Shares	Description	Value

	TELECOMMUNICATIONS--13.2%
2,129,000	AT&T Inc.(a)	$68,064,130
951,515	BCE Inc. (Canada)(a)(b)	40,372,781
800,000	CenturyLink Inc.	15,016,000
690,400	Crown Castle International Corp.	76,517,032
1,000,000	Orange SA (France)	17,100,287
1,280,300	Telus Corp. (Canada)	46,757,500
1,502,089	Verizon Communications Inc.(a)	77,567,876
782,200	Vodafone Group Plc ADR (United Kingdom)	19,203,010
		360,598,616
	Total Common Stocks & MLP Interests (Cost $2,441,779,208)	3,256,554,407

Par Value

BONDS--16.3%

	ELECTRIC, GAS AND WATER--8.9%
$22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36(a)(b)	27,876,487
10,450,000	Atmos Energy Corp.
	8 1/2%, 3/15/19(a)(b)	10,809,247
11,000,000	Cleveland Electric Illuminating Co.
	8 7/8%, 11/15/18(a)(b)	11,187,867
8,000,000	CMS Energy Corp.
	5.05%, 3/15/22	8,365,341
5,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	4,786,675
15,305,000	Consolidated Edison Co. of New York
	7 1/8%, 12/01/18(a)(b)	15,532,036
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	10,000,000
6,400,000	DTE Electric Co.
	3.65%, 3/15/24	6,423,937
4,875,000	DTE Electric Co.
	3.45%, 10/01/20	4,893,085
5,600,000	Edison International
	4 1/8%, 3/15/28	5,567,944
20,000,000	Entergy Texas Inc.
	7 1/8%, 2/01/19(a)(b)	20,404,745
10,000,000	Florida Power & Light Co.
	3 1/4%, 6/01/24	9,862,033
10,618,000	Indiana Michigan Power Co.
	7.00%, 3/15/19(a)(b)	10,898,069
10,000,000	Interstate Power & Light
	3 1/4%, 12/01/24	9,772,074
5,000,000	Metropolitan Edison Co.
	7.70%, 1/15/19(a)	5,107,521

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS – (Continued)
JULY 31, 2018
(Unaudited)

Par Value	Description	Value

$12,000,000	National Fuel Gas Co.
	8 3/4%, 5/01/19(a)	$12,492,805
6,000,000	Nevada Power Co.
	7 1/8%, 3/15/19	6,160,265
5,000,000	Ohio Power Co.
	6.60%, 2/15/33	6,299,097
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22(a)(b)	11,729,685
14,000,000	Progress Energy Inc.
	7.05%, 3/15/19(a)(b)	14,361,892
6,528,000	Public Service New Mexico
	7 1/2%, 8/01/18	6,528,000
9,000,000	Sempra Energy
	3.55%, 6/15/24	8,790,892
8,000,000	Southern Power Co.
	4.15%, 12/01/25	7,992,693
10,000,000	Virginia Electric & Power Co.
	3.15%, 1/15/26	9,669,359
		245,511,749

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--3.6%
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	7,290,479
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	10,922,006
5,000,000	Enterprise Products Operating LLC
	6 1/2%, 1/31/19	5,089,603
12,826,000	EQT Corp.
	8 1/8%, 6/01/19(a)	13,347,502
8,030,000	Kinder Morgan, Inc.
	6.85%, 2/15/20	8,449,041
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	12,209,987
9,000,000	ONEOK Partners, LP
	8 5/8%, 3/01/19	9,291,472
7,000,000	Phillips 66
	3.90%, 3/15/28	6,916,315
5,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	5,027,319
9,140,000	TransCanada PipeLines Ltd. (Canada)
	7 1/8%, 1/15/19(a)(b)	9,317,061
10,000,000	Williams Partners LP
	3.60%, 3/15/22	9,976,339
		97,837,124

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS – (Continued)
JULY 31, 2018
(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS--3.5%
$10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, 2/15/30(a)	$12,329,276
15,000,000	CenturyLink Inc.
	6 7/8%, 1/15/28	14,020,500
5,900,000	Comcast Corp.
	7.05%, 3/15/33	7,504,548
9,385,000	Crown Castle International Corp.
	4.45%, 2/15/26	9,422,490
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30(a)	19,491,335
5,000,000	TCI Communications Inc.
	7 1/8%, 2/15/28	6,121,668
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	20,012,941
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	6,332,193
		95,234,951
	NON-UTILITY--0.3%
8,000,000	Dayton Hudson Corp.
	9 7/8%, 7/01/20(a)	8,966,477
		8,966,477
	Total Bonds (Cost $452,087,448)	447,550,301

TOTAL INVESTMENTS--135.0% (Cost $2,893,866,656)		3,704,104,708
Secured borrowings--(14.6)%		(400,000,000)
Secured notes--(10.9)%		(300,000,000)
Mandatory Redeemable Preferred Shares at liquidation value--(10.9)%		(300,000,000)
Other assets less other liabilities--1.4%		38,946,599
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$2,743,051,307

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS – (Continued)
JULY 31, 2018
(Unaudited)

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund's investments at July 31, 2018:

	Level 1	Level 2
Common stocks & MLP interests	$3,256,554,407	-
Bonds	-	$447,550,301
Total	$3,256,554,407	$447,550,301

There were no Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at July 31, 2018.

Other information regarding the Fund is available on the Fund's website at www.dnpselectincome.com or the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 21, 2018

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date	September 21, 2018